International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Tables)	12 Months Ended
Dec. 31, 2025
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income
Schedule of condensed statements of income of Parent Company

(Dollars in Thousands)

	2025	2024	2023
Income:
Dividends from subsidiaries	$167,100	$130,000	$179,000
Interest income on notes receivable	6,951	7,602	5,769
Loss on other investments	(4,386)	(3,356)	(6,150)
Other	413	1,059	4
Total income	170,078	135,305	178,623
Expenses:
Interest expense (Debentures)	6,722	7,762	8,122
Credit loss expense	—	625	500
Other	5,413	6,252	252
Total expenses	12,135	14,639	8,874
Income before federal income taxes and equity in undistributed net income of subsidiaries	157,943	120,666	169,749
Income tax benefit	(584)	(833)	(1,365)
Income before equity in undistributed net income of subsidiaries	158,527	121,499	171,114
Equity in undistributed net income of subsidiaries	253,766	287,668	240,654
Net income	$412,293	$409,167	$411,768